VELA FUNDS

(the “Trust”)

VELA Small Cap Fund

VELA Large Cap Plus Fund

VELA International Fund

VELA Income Opportunities Fund

(Each a “fund” and together, the “funds”)

(each a series of VELA Funds)

Supplement dated August 25, 2023 to the Prospectus and Summary Prospectus

each dated January 30, 2023

This Supplement updates and supersedes any contrary information contained in the Prospectus and the Summary Prospectuses

Effective October 1, 2023, VELA Investment Management, LLC, will reduce the contractual administrative fee for each Fund from an annual rate of 0.42% to 0.39% of each Fund’s average daily net assets of Class A and Class I shares. Accordingly, the Prospectus and each Summary Prospectus are updated as follows:

VELA Small Cap Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 1 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.39%	0.39%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses[3]	1.41%	1.16%
(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$636	$924	$1,233	$2,106
Class I	$118	$368	$638	$1,409

VELA Large Cap Plus Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 6 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses[1]
Administrative fees[1],[2]	0.39%	0.39%
Interest charges and dividend expense[3]	0.64%	0.64%
Total other expenses	1.03%	1.03%
Acquired fund fees and expenses	0.01%	0.01%
Total annual fund operating expenses[4]	2.04%	1.79%
(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
(3)	Interest charges and dividend expense have been restated to reflect current interest charges and dividend expense.
(4)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$697	$1,108	$1,543	$2,750
Class I	$182	$563	$970	$2,105

VELA International Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 12 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.39%	0.39%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses[3]	1.41%	1.16%
(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$636	$924	$1,233	$2,106
Class I	$118	$368	$638	$1,409

VELA Income Opportunities Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 18 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.39%	0.39%
Acquired fund fees and expenses	0.01%	0.01%
Total annual fund operating expenses[3]	1.15%	0.90%
(1)	The fund’s “Other expenses” have been restated to reflect current fees.
(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	The fund’s “Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$611	$847	$1,101	$1,828
Class I	$92	$287	$498	$1,108

All Funds

Reference to the subsection entitled “Management of the Funds” within the section entitled “Fund Details” beginning on page 31 of the Prospectus. The first three paragraphs and first two tables in this section are deleted in entirety and replaced with the following:

VELA Investment Management, LLC (the “Adviser”), 220 Market Street, Suite 208, New Albany, Ohio 43054, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers the funds’ investment programs. The Adviser provides advisory services to individuals, high-net-worth individuals, charitable organizations, corporations and business entities. The Adviser’s research analysts and portfolio managers average over 20 years of experience investing in individual securities. The Advisor was formed in November 2019. As of July 31, 2023, the Adviser managed approximately $370 million in assets.

Pursuant to the Second Amended and Restated Investment Advisory Agreement, dated as of October 1, 2022, as amended, (the “Advisory Agreement”) between the Adviser and the funds, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of each fund, manages both the investment operations of the funds and the composition of the funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is bound to keep certain books and records of the funds. The services of the Adviser are not exclusive under the terms of the Advisory Agreement and the Adviser is free to, and does, render management services to others.

Pursuant to the Advisory Agreement, as of October 1, 2023, the Adviser charges a management fee and an administrative fee, which is designed to pay substantially all the funds’ expenses and to compensate the Adviser for providing services for the funds, as set forth below:

Fund	Management Fee Percentage of Average Daily Assets	Administrative Fee Percentage of Average Daily Assets
Small Cap Fund	0.75%	0.39%
Large Cap Plus Fund	0.75%	0.39%
International Fund	0.75%	0.39%
Income Opportunities Fund	0.50%	0.39%

Prior to October 1, 2023, the Adviser charged an administrative fee, as set forth below:

Fund	Percentage of Average Daily Assets
Small Cap Fund	0.42%
Large Cap Plus Fund	0.42%
International Fund	0.42%
Income Opportunities Fund	0.42%

* * * * *

This supplement provides new information beyond that contained in the Prospectus and the Summary Prospectuses each dated January 30, 2023, and should be read in conjunction with those documents. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.

VELA FUNDS

(the “Trust”)

VELA Small Cap Fund

VELA Large Cap Plus Fund

VELA International Fund

VELA Income Opportunities Fund

(Each a “Fund” and together, the “Funds”)

(Each a series of VELA Funds)

Supplement dated August 25, 2023

to the Statement of Additional Information (“SAI”)

dated January 30, 2023

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective October 1, 2023, VELA Investment Management, LLC, will reduce the contractual administrative fee for each Fund from an annual rate of 0.42% to 0.39% of each Fund’s average daily net assets of Class A and Class I shares. Accordingly, the SAI is updated as follows:

The section entitled “Investment Advisory and Other Services” beginning on page 25 of SAI is deleted in its entirety and replaced with the following:

VELA Investment Management, LLC, 220 Market Street, Suite 208, New Albany, Ohio 43054 (the “Adviser”) is the Investment Adviser for the Trust.

Pursuant to the Second Amended and Restated Investment Advisory Agreement dated as of October 1, 2022, as amended, (the “Advisory Agreement”) between the Adviser and the Funds, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund, manages both the investment operations of the Funds and the composition of the Funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Funds. The services of the Adviser are not exclusive under the terms of the Advisory Agreement and the Adviser is free to, and does, render management services to others.

Pursuant to the Advisory Agreement, as of October 1, 2023, the Adviser charges a management fee and an administrative fee, which is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Funds, as set forth below:

Fund	Management Fee Percentage of Average Daily Net Assets	Administrative Fee Percentage of Average Daily Net Assets
VELA Small Cap Fund	0.75%	0.39%
VELA Large Cap Plus Fund	0.75%	0.39%
VELA International Fund	0.75%	0.39%
VELA Income Opportunities Fund	0.50%	0.39%

Prior to October 1, 2023, the Adviser charged an administrative fee, as set forth below:

Fund	Percentage of Average Daily Net Assets
VELA Small Cap Fund	0.42%
VELA Large Cap Plus Fund	0.42%
VELA International Fund	0.42%
VELA Income Opportunities Fund	0.42%

Prior to October 1, 2022, the Adviser charged an administrative fee, as set forth below:

Fund	Percentage of Average Daily Net Assets
VELA Small Cap Fund	0.45%
VELA Large Cap Plus Fund	0.45%
VELA International Fund	0.45%
VELA Income Opportunities Fund	0.45%

Out of the administrative fee, the Adviser pays substantially all expenses of each Fund, including all organizational, offering and operating expenses (other than expenses specifically assumed by a Fund) of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by such Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend and dispersing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of such Fund; fees and expenses payable to third parties including but not limited to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, for shareholder servicing, sub-accounting, sub-transfer agency, and related administrative recordkeeping services performed by such entities in connection with their customers who are investors in a Fund; expenses, including clerical expenses, of issue, sale redemption or repurchase of shares of the Fund; fees and expenses of the non-interested trustees; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; and all other operating expenses not specifically assumed by the Fund.

Each Fund is required to pay the management fee; brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Fund’s Rule 12b-1 Distribution Plan.

During the fiscal year ended September 30, 2022, each Fund paid the following management fees and administrative fees:

Fund	Management Fees	Administrative Fees	Total Fees
VELA Small Cap Fund	$527,460	$198,294	$725,754
VELA Large Cap Plus Fund	$252,914	$95,817	$348,731
VELA International Fund	$255,673	$94,505	$350,178
VELA Income Opportunities Fund	$40,755	$36,679	$77,434

 Prior to January 12, 2022, the Adviser charged a unitary management fee, as set forth below:

Fund	Percentage of Average Daily Assets
VELA Small Cap Fund	1.20%
VELA Large Cap Plus Fund	1.20%
VELA International Fund	1.20%
VELA Income Opportunities Fund*	N/A*

*	The VELA Income Opportunities Fund commenced operations on March 31, 2022.

During the fiscal year ended September 30, 2021, each Fund paid the following unitary management fees:

Fund	Unitary Management Fees
VELA Small Cap Fund	$273,568
VELA Large Cap Plus Fund	$243,006
VELA International Fund	$271,730
VELA Income Opportunities Fund	N/A*

*	The VELA Income Opportunities Fund commenced operations on March 31, 2022.

The Advisory Agreement had an initial term of one year and shall continue from year to year provided such continuance is specifically approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Trust. The Board of Trustees, the shareholders of a Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ written notice. Disclosure of the basis for the Board’s approval of the Advisory Agreement is available in the Fund’s Annual Report for the period ended September 30, 2022.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

* * * * *

This supplement provides new information beyond that contained in the SAI and should be read in conjunction with the SAI. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.